Consolidated Statements of Changes in Shareholders’ Deficit ¥ in Thousands	Class B Ordinary Shares CNY (¥) shares		Class B Ordinary Shares USD ($) shares		Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2019							¥ 20	¥ (4,402,607)		¥ 57,844				¥ (4,344,743)
Balance (in Shares) at Dec. 31, 2019 | shares							306,191,338
Balance at Dec. 31, 2020							¥ 20	(6,355,090)		(86,032)				(6,441,102)
Balance (in Shares) at Dec. 31, 2020 | shares		[1]		[1]			302,844,851
Share-based compensation												¥ 11,050		11,050
Net income (loss)								(1,012,346)						(1,012,346)
Foreign currency translation adjustments										(143,876)				¥ (143,876)
Foreign currency translation adjustments (in Shares) | shares														305,651,877	305,651,877
Deemed dividend in connection with re-designation of convertible redeemable preferred shares								(90,745)				(11,050)		¥ (101,795)
Deemed repurchase of ordinary shares							¥ 0	(11,536)						(11,536)
Deemed repurchase of ordinary shares (in Shares) | shares							(3,346,487)
Accretion of convertible redeemable preferred shares								(837,856)						(837,856)
Balance at Dec. 31, 2021	¥ 12				¥ 77			(9,864,477)		(138,873)		9,156,229		(847,032)
Balance (in Shares) at Dec. 31, 2021 | shares	194,878,011		194,878,011		1,205,870,925	1,205,870,925
Option exercised							¥ 3					145		148
Option exercised (in Shares) | shares							50,560,029
Share-based compensation												22,597		22,597
Restricted shares vested					¥ 0		¥ 0					7		7
Restricted shares vested (in Shares) | shares					2,940,638	2,940,638	495,250
Net income (loss)								(1,177,120)						(1,177,120)
Foreign currency translation adjustments										(52,841)				¥ (52,841)
Foreign currency translation adjustments (in Shares) | shares														926,932,705	926,932,705
Deemed dividend in connection with re-designation of convertible redeemable preferred shares
Deemed repurchase of ordinary shares							¥ (2)	(114,778)				(4,566)		(119,346)
Deemed repurchase of ordinary shares (in Shares) | shares							(23,448,013)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares								(2,217,489)						(2,217,489)
Issuance of ordinary shares pursuant to initial public offerings (“IPO”)					¥ 2							269,199		269,201
Issuance of ordinary shares pursuant to initial public offerings (“IPO”) (in Shares) | shares					37,498,050	37,498,050
Redesignation of ordinary shares	¥ 12				¥ 9		¥ (21)
Redesignation of ordinary shares (in Shares) | shares	194,878,011		194,878,011		135,574,106	135,574,106	(330,452,117)
Conversion of convertible redeemable preferred shares and redeemable ordinary shares upon IPO					¥ 66							8,868,847		8,868,913
Conversion of convertible redeemable preferred shares and redeemable ordinary shares upon IPO (in Shares) | shares					1,029,858,131	1,029,858,131
Balance at Dec. 31, 2022	¥ 12				¥ 77			(9,139,527)		50,676		9,165,330		76,568	$ 11,102
Balance (in Shares) at Dec. 31, 2022 | shares	194,878,011		194,878,011		1,210,041,035	1,210,041,035
Balance as of December 31, 2022 in USD (in Shares) at Dec. 31, 2022 | shares	194,878,011		194,878,011		1,210,041,035	1,210,041,035
Share-based compensation												9,101		9,101
Restricted shares vested					¥ 0									0
Restricted shares vested (in Shares) | shares					4,170,110	4,170,110
Net income (loss)								724,950						724,950	$ 105,108
Foreign currency translation adjustments										145,179				¥ 145,179
Foreign currency translation adjustments (in Shares) | shares														1,403,828,191	1,403,828,191
Realized accumulated comprehensive loss of discontinued operations										¥ 44,370					$ 44,370,000
Deemed dividend in connection with re-designation of convertible redeemable preferred shares
Balance as of December 31, 2022 in USD | $			$ 2,000			$ 12,000			$ (1,325,107,000)		$ 7,347,000		$ 1,328,848,000		$ 11,102,000

[1]	The Company declared a Redesignation (Note 1) of Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares on a one-on-one basis immediately prior to the initial public offering (“IPO”).